                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-2352
                                   -------------------------------------
                        Hatteras Income Securities, Inc.
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           One Bank of America Plaza
                                 NC1-002-33-31
                                 Charlotte NC                28255
     ---------------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
   ---------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 704-388-4353
                                                   ---------------------

Date of fiscal year end:  12-31-2003
                        ----------------------

Date of reporting period:  06-30-2003
                         ---------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                              (HATTERAS INCOME SECURITIES, INC.)

                                                               SEMIANNUAL REPORT
                                                                 TO SHAREHOLDERS

                                                                   JUNE 30, 2003

          NOT                                                MAY LOSE VALUE
          FDIC-
          INSURED                                            NO BANK GUARANTEE

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. ("BANK OF AMERICA") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

HATTERAS INCOME SECURITIES, INC.

DEAR SHAREHOLDER:

We are pleased to present the Hatteras Income Securities, Inc. (the "Company") semi-annual report to shareholders for the six-month period ended June 30, 2003.

INVESTMENT OBJECTIVE

The Company is a closed-end investment company registered under the Investment Company Act of 1940, as amended, and its shares are traded on the New York Stock Exchange under the symbol "HAT." The Company's investment objective is to seek high monthly income consistent with prudent investment risk.

PERFORMANCE UPDATE*

The past six months have been tumultuous for investors. Geopolitical concerns claimed investors' attention for much of the period. With the cessation of major hostilities in Iraq, investors once again focused on the economy. After one of the severest declines in history, financial markets responded well to evidence of a firming economy and improved corporate balance sheets. Against this backdrop, the Standard and Poor's 500 Composite Stock Price Index(1) rose 10.31% and the Lehman Aggregate Bond Index(2) posted a year-to-date total return of 3.93%.

The net asset value of the Company's shares on June 30, 2003 was $15.14 per share. Based on net asset value at the end of the period, the Company's shares posted a six-month total return of 5.71%, net of fees. Based upon the market value of the Company's shares, which was $13.90 per share for June 30, 2003, the Company posted a total return of 4.58% for the period.

During the period, the lack of inflationary forces and signs of improvements in the U.S. economy nudged 2-year, 5-year and 10-year Treasury yields down 28, 28 and 29 basis points, respectively. The yield curve remained extremely steep with the spread between 3-month bills and 10-year Treasuries above 260 basis points.

Spreads on corporate bonds continued to tighten as the prospect for improved economic conditions grew, encouraging investors to reach for higher yields. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than three times. All sectors of the high yield market were strong and the Salomon Smith Barney High Yield Market Index(3) returned a stunning 19.78%. The utilities, airline, technology, cable, wireless, energy and transportation sectors recorded extremely lofty gains year-to-date, ranging from 22% to nearly 54%.

(1) Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

(2) Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

(3) The Salomon Smith Barney High Yield Market Index includes cash pay deferred interest and Rule 144A bonds, which remain in maturities of at least one year and a minimum amount of spending of $100 million. The issuers must be domiciled in the United States or Canada.

* THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OF FUTURE RESULTS.

High quality spread sectors generally performed well compared with duration equivalent Treasuries. A wave of refinancing, however, increased supply and caused agency mortgages to underperform the market as interest rates fell to new lows.

MARKET OUTLOOK

Looking ahead, we believe an accommodative monetary policy as reflected in the lowest U.S. interest rates in 45 years, the easing of geopolitical risks, favorable financing conditions, the weaker dollar and approximately $300 billion in federal tax cuts could cause a pickup in economic growth.

For the highest-quality segment of the bond market, particularly government securities, potential returns may be subdued as interest rate pressures could hold down the appreciation in value of fixed-income investments. Lower-quality corporate bonds, however, are expected to benefit from the improvements in company balance sheets as the result of continued economic growth and higher corporate earnings.

The length and magnitude of the rally in corporate spreads has defied prediction by most market participants, leaving the market cautiously optimistic. Favorable demand/supply conditions remain in place, but company fundamentals and proof of an improving economy will be important to justify the current levels of spreads in many sectors.

We believe that the current economic landscape -- coupled with less volatility in the stock market, good demand for credit products, investors' increasing appetite for risk and lower default rates -- continues to bode well for the high yield market.

Our goal over the next few months will be to increase our allocation to lower-quality corporate debt to capitalize on the improvement in the U.S. economy. In addition, we plan to lower our exposure to U.S. agency mortgage-backed securities and other high-quality sectors.

We thank you for your continued support.

Finally, it is with much sadness that we report to you the recent passing of Hatteras' chairman, A. Max Walker. Mr. Walker's association with the Nations Fund Family spanned more than 30 years. His dedicated leadership and contribution to the Funds over those years was immeasurable, and he will be deeply missed. Thank you Max.

Sincerely,

/s/ ROBERT H. GORDON
ROBERT H. GORDON
PRESIDENT

June 30, 2003

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS                          JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 0.7%
             ASSET-BACKED -- AUTO LOANS -- 0.5%
$  250,000   Americredit Automobile Receivables Trust,
               Series 2001-B, Class A4,
               5.370% 06/12/08#..........................................  Aaa       AAA   $    260,154
                                                                                           ------------
             ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.2%
    79,779   American Express Credit Account Master Trust,
               Series 2003-4, Class A,
               1.690% 01/15/09...........................................  Aaa       AAA         79,758
                                                                                           ------------
             TOTAL ASSET-BACKED SECURITIES
               (Cost $329,756)...........................................................       339,912
                                                                                           ------------
             CORPORATE BOND AND NOTES -- 51.5%
             AEROSPACE & DEFENSE -- 0.3%
    75,000   Northrop Grumman Corporation,
               7.125% 02/15/11...........................................  Baa3      BBB-        89,844
    45,000   Raytheon Company,
               5.375% 04/01/13...........................................  Baa3      BBB-        47,602
     7,000   The Boeing Company,
               5.125% 02/15/13...........................................  A2        A            7,360
                                                                                           ------------
                                                                                                144,806
                                                                                           ------------
             AIRLINES -- 0.2%
    54,000   Delta Air Lines, Inc.,
               8.300% 12/15/29...........................................  B3        B           38,070
    56,000   Northwest Airlines, Inc.,
               8.875% 06/01/06...........................................  Caa1      B-          44,240
                                                                                           ------------
                                                                                                 82,310
                                                                                           ------------
             APPAREL & TEXTILES -- 0.2%
   108,000   Dan River Inc.,
               12.750% 04/15/09@.........................................  B3        B-          97,200
                                                                                           ------------
             AUTOMOTIVE -- 1.2%
   182,000   American Axle & Manufacturing, Inc.,
               9.750% 03/01/09...........................................  Ba2       BB-        195,650
   153,000   DaimlerChrysler NA Holdings Corporation,
               4.050% 06/04/08...........................................  A3        BBB+       151,518
    83,000   Delphi Automotive Systems Corporation,
               6.125% 05/01/04...........................................  Baa2      BBB         84,949
   132,000   Ford Motor Company,
               7.450% 07/16/31#..........................................  Baa1      BBB        120,921
    34,000   General Motors Corporation,
               8.250% 07/15/23...........................................  Baa1      BBB         33,729
                                                                                           ------------
                                                                                                586,767
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             BANKING AND FINANCE -- 5.5%
$   42,000   American General Finance Corporation,
               2.750% 06/15/08...........................................  A1        A+    $     41,574
   220,000   Bank One Corporation,
               6.000% 08/01/08#..........................................  Aa3       A          250,448
    38,000   City National Corporation,
               5.125% 02/15/13...........................................  Baa1      BBB         39,105
    59,000   FleetBoston Financial Corporation,
               7.250% 09/15/05...........................................  A1        A           65,843
             Ford Motor Credit Company:
    40,000     5.800% 01/12/09...........................................  A3        BBB         39,754
    69,000     7.375% 10/28/09...........................................  A3        BBB         72,334
    29,000     7.375% 02/01/11...........................................  A3        BBB         29,982
             General Electric Capital Corporation:
    26,000     4.250% 01/15/08...........................................  Aaa       AAA         27,540
   211,000     6.750% 03/15/32...........................................  Aaa       AAA        246,778
             General Motors Acceptance Corporation:
   108,000     6.125% 09/15/06...........................................  A3        BBB        113,703
    60,000     6.875% 09/15/11...........................................  A3        BBB         60,200
    72,000     8.000% 11/01/31...........................................  A3        BBB         70,644
    82,000   Golden West Financial Corporation,
               4.750% 10/01/12...........................................  A1        A+          85,467
             Household Finance Corporation:
    91,000     5.875% 02/01/09...........................................  A2        A-         101,453
     5,000     6.375% 11/27/12...........................................  A2        A-           5,696
     8,000     7.350% 11/27/32...........................................  NA        A-           9,805
    45,000   Key Bank NA,
               7.000% 02/01/11...........................................  A2        A-          53,357
    88,000   Mellon Funding Corporation,
               6.700% 03/01/08...........................................  A2        A          101,908
   139,000   National City Bank,
               4.625% 05/01/13...........................................  A1        A          142,357
   165,000   PCA LLC/PCA Finance Corporation,
               11.875% 08/01/09..........................................  B3        B-         179,850
   157,000   PNC Funding Corporation,
               5.750% 08/01/06...........................................  A2        A-         173,225
   101,000   Popular North America Inc.,
               Series E,
               6.125% 10/15/06...........................................  A3        BBB+       112,430
             Qwest Bank:
   236,000     5.780% 06/30/07...........................................  NA        NA         237,180
   118,000     6.950% 06/30/10...........................................  NA        NA         117,263
    49,000   Regions Financial Corporation,
               7.750% 09/15/24...........................................  A2        A-          61,780

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             BANKING AND FINANCE -- (CONTINUED)
$   30,000   SouthTrust Bank NA,
               4.750% 03/01/13...........................................  A2        A-    $     30,872
   130,000   U.S. Bank NA, Minnesota,
               6.375% 08/01/11...........................................  Aa3       A          151,757
   175,000   Wachovia Corporation,
               4.950% 11/01/06#..........................................  Aa3       A          190,543
                                                                                           ------------
                                                                                              2,812,848
                                                                                           ------------
             BEVERAGES -- 0.2%
    76,000   Anheuser Busch Inc.,
               5.950% 01/15/33...........................................  A3        A           83,330
                                                                                           ------------
             CHEMICALS -- 3.6%
             Dow Chemical Company:
    25,000     6.125% 02/01/11#..........................................  A3        A           27,466
    37,000     7.375% 11/01/29#..........................................  A3        A           43,193
    24,000   Eastman Chemical Company,
               3.250% 06/15/08...........................................  Baa2      BBB         23,708
   165,000   El Paso CGP Company,
               7.750% 06/15/10...........................................  Caa1      B          153,863
   109,000   Equistar Chemical Company,
               10.625% 05/01/11@.........................................  B1        BB         111,725
   542,000   FMC Corporation,
               6.375% 09/01/03...........................................  Ba2       BB+        543,355
   123,000   Georgia Gulf Corporation,
               10.375% 11/01/07..........................................  B2        BB-        130,688
   193,000   Lyondell Chemical Company,
               Series B,
               9.875% 05/01/07...........................................  Ba3       BB         189,140
    11,000   Monsanto Company,
               4.000% 05/15/08...........................................  Baa1      A           11,308
   110,000   PolyOne Corporation,
               10.625% 05/15/10@.........................................  B2        BB-        107,250
   102,000   Salt Holdings Corporation, Inc.,
               12.000% 06/01/13@.........................................  NA        B-          57,120
             Solutia Inc.:
   301,000     11.250% 07/15/09..........................................  B1        BB-        260,365
   212,000     6.720% 10/15/37...........................................  B2        BB-        169,600
                                                                                           ------------
                                                                                              1,828,781
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             COMMERCIAL SERVICES -- 0.9%
$  100,000   American Color Graphics,
               10.000% 06/15/10@.........................................  B3        B     $     99,500
   270,000   Coinmach Corporation,
               9.000% 02/01/10#..........................................  B2        B          288,900
    83,000   Rent-A-Center, Inc.,
               7.500% 05/01/10@..........................................  B1        B+          87,150
                                                                                           ------------
                                                                                                475,550
                                                                                           ------------
             COMPUTERS & OFFICE EQUIPMENT -- 0.5%
    15,000   Electric Data Systems Corporation,
               6.000% 08/01/13@..........................................  Baa3      BBB         14,624
             International Business Machines Corporation:
     3,000     4.750% 11/29/12...........................................  A1        A+           3,153
    49,000     6.500% 01/15/28...........................................  A1        A+          56,500
    13,000     5.875% 11/29/32...........................................  A1        A+          13,944
    70,000   Pitney Bowes Inc.,
               4.625% 10/01/12...........................................  Aa3       NA          73,184
             Unisys Corporation:
    22,000     8.125% 06/01/06...........................................  Ba1       BB+         23,540
    78,000     7.875% 04/01/08...........................................  Ba1       BB+         80,535
                                                                                           ------------
                                                                                                265,480
                                                                                           ------------
             CONSTRUCTION -- 1.6%
    75,000   D.R. Horton Inc.,
               10.500% 04/01/05..........................................  Ba1       BB          83,250
   100,000   Kaufman & Broad Home Corporation,
               7.750% 10/15/04...........................................  Ba2       BB+        104,875
    36,000   Nortek, Inc.,
               Series B,
               8.875% 08/01/08...........................................  B1        B+          37,575
   204,000   Ryland Group, Inc.,
               8.000% 08/15/06#..........................................  Ba2       BB+        223,380
   176,000   Schuler Homes, Inc.,
               9.000% 04/15/08...........................................  Ba1       BB         183,920
   174,000   Standard Pacific Corporation,
               9.250% 04/15/12...........................................  Ba3       B+         195,315
                                                                                           ------------
                                                                                                828,315
                                                                                           ------------
             CONSUMER CREDIT AND MORTGAGES -- 0.6%
    68,000   American Express Credit Corporation,
               3.000% 05/16/08...........................................  Aa3       A+          68,469
   198,000   Countrywide Home Loans, Inc.,
               5.500% 08/01/06#..........................................  A3        A          216,406
                                                                                           ------------
                                                                                                284,875
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             DEPARTMENT & DISCOUNT STORES -- 0.6%
$   10,000   Kohl's Corporation,
               6.000% 01/15/33...........................................  A3        A-    $     10,818
             Target Corporation:
    43,000     5.375% 06/15/09...........................................  A2        A+          47,886
    49,000     5.875% 03/01/12...........................................  A2        A+          55,373
             Wal-Mart Stores, Inc.:
   116,000     4.375% 07/12/07...........................................  Aa2       AA         124,307
    53,000     4.550% 05/01/13...........................................  Aa2       AA          55,134
                                                                                           ------------
                                                                                                293,518
                                                                                           ------------
             DIVERSIFIED MANUFACTURING -- 0.5%
    56,000   Fastentech Inc.,
               11.500% 05/01/11@.........................................  B3        B-          56,280
    45,000   General Electric Company,
               5.000% 02/01/13...........................................  Aaa       AAA         47,532
   138,000   SPX Corporation,
               6.250% 06/15/11...........................................  Ba3       BB+        140,760
                                                                                           ------------
                                                                                                244,572
                                                                                           ------------
             ELECTRIC POWER -- NON NUCLEAR -- 2.1%
   136,000   AES Corporation,
               9.375% 09/15/10...........................................  B3        B-         136,680
   130,000   CenterPoint Energy Resources Corporation,
               7.875% 04/01/13@..........................................  Ba1       BBB        149,532
    88,000   Cinergy Corporation,
               6.250% 09/01/04...........................................  Baa2      BBB         92,398
   105,000   Edison Mission Energy,
               9.875% 04/15/11...........................................  B2        BB-         97,125
   291,000   Kansas Gas & Electric Company,
               7.600% 12/15/03...........................................  Ba1       BB+        294,274
    11,000   New York State Electric & Gas Corporation,
               5.750% 05/01/23...........................................  Baa2      BBB         11,171
    14,000   Ohio Edison Corporation,
               4.000% 05/01/08@..........................................  Baa2      BBB-        14,360
    99,000   Pepco Holdings, Inc.,
               3.750% 02/15/06...........................................  Baa1      BBB        102,361
   138,000   Progress Energy, Inc.,
               6.500% 04/15/07...........................................  Baa2      BBB        152,290
                                                                                           ------------
                                                                                              1,050,191
                                                                                           ------------
             ELECTRIC POWER -- NUCLEAR -- 1.8%
    35,000   Appalachian Power Company,
               3.600% 05/15/08...........................................  Baa2      BBB         35,432
   363,000   CMS Energy Corporation,
               6.750% 01/15/04...........................................  B3        B+         366,630

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             ELECTRIC POWER -- NUCLEAR -- (CONTINUED)
$   41,000   Dominion Resources, Inc.,
               5.000% 03/15/13...........................................  Baa1      BBB+  $     42,496
    73,000   First Energy Corporation,
               Series B,
               6.450% 11/15/11#..........................................  Baa2      BBB-        80,107
   163,000   Reliant Resources, Inc.,
               9.500% 07/15/13@..........................................  B1        B          164,223
    41,000   Southern Power Company,
               6.250% 07/15/12...........................................  Baa1      BBB+        46,407
   195,000   West Penn Power Company,
               6.375% 06/01/04...........................................  Ba1       B          188,419
                                                                                           ------------
                                                                                                923,714
                                                                                           ------------
             ELECTRONICS -- 0.8%
             Fairchild Semiconductor International, Inc.:
    87,000     10.500% 02/01/09..........................................  B2        B           97,875
   182,000     10.375% 10/01/07..........................................  B2        B          191,442
    87,000   L-3 Communications Corporation,
               7.625% 06/15/12...........................................  Ba3       BB-         95,700
                                                                                           ------------
                                                                                                385,017
                                                                                           ------------
             FINANCE -- MISCELLANEOUS -- 0.2%
    33,000   International Lease Finance Corporation,
               4.500% 05/01/08...........................................  A1        AA-         34,562
    17,000   Marsh & McLennan Companies, Inc.,
               3.625% 02/15/08...........................................  A2        AA-         17,501
    56,000   National Rural Utilities Cooperative Finance Corporation,
               5.750% 08/28/09...........................................  A2        A           61,980
                                                                                           ------------
                                                                                                114,043
                                                                                           ------------
             FINANCIAL/BROKERAGE -- 5.1%
    59,000   Associates Corporation of North America,
               6.950% 11/01/18#..........................................  Aa1       AA-         72,395
   115,000   Bear Stearns Company Inc.,
               5.700% 01/15/07...........................................  A2        A          127,332
    53,000   CIT Group Inc.,
               7.375% 04/02/07...........................................  A2        A           60,514
    71,000   Citigroup Global Markets Holdings Inc.,
               6.500% 02/15/08...........................................  Aa1       AA-         81,673
             Citigroup Inc.:
   251,000     7.250% 10/01/10#..........................................  Aa2       A+         304,116
    35,000     6.000% 02/21/12...........................................  Aa1       AA-         39,815
             Credit Suisse First Boston, USA Inc.:
    16,000     5.875% 08/01/06#..........................................  Aa3       A+          17,698
    68,000     6.125% 11/15/11...........................................  Aa3       A+          75,905

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             FINANCIAL/BROKERAGE -- (CONTINUED)
             Goldman Sachs and Company:
$   21,000     4.125% 01/15/08...........................................  Aa3       A+    $     22,068
    98,000     6.875% 01/15/11...........................................  Aa3       A+         115,635
   117,000     6.600% 01/15/12...........................................  Aa3       A+         135,952
    11,000     5.700% 09/01/12...........................................  Aa3       A+          12,085
   135,000   JP Morgan Chase & Company,
               7.250% 09/15/13...........................................  A2        A          156,520
             Lehman Brothers Holdings Inc.:
   136,000     4.000% 01/22/08...........................................  A2        A          141,740
    76,000     7.000% 02/01/08...........................................  A2        A           88,600
    29,000     7.875% 08/15/10...........................................  A2        A           35,637
             Merrill Lynch & Company, Inc.:
    60,000     2.070% 06/12/06...........................................  Aa3       A+          59,711
    54,000     3.700% 04/21/08...........................................  Aa3       A+          55,762
   100,000     6.000% 02/17/09...........................................  Aa3       A+         112,416
             Morgan Stanley:
   160,000     6.750% 04/15/11...........................................  Aa3       A+         187,149
    96,000     6.600% 04/01/12...........................................  Aa3       A+         110,917
    16,000     5.300% 03/01/13...........................................  Aa3       A+          17,005
   282,000   Tech Olympic USA, Inc.,
               10.375% 07/01/12..........................................  B2        B-         300,330
   125,000   Washington Mutual Inc.,
               7.500% 08/15/06...........................................  A3        BBB+       137,774
   131,000   Wells Fargo Financial, Inc.,
               4.875% 06/12/07...........................................  Aa2       A+         142,210
                                                                                           ------------
                                                                                              2,610,959
                                                                                           ------------
             FOOD & DRUG STORES -- 1.2%
   446,000   7-Eleven, Inc.,
               5.000% 12/15/03...........................................  Ba1       BBB-       446,000
             The Kroger Company:
   121,000     7.450% 03/01/08...........................................  Baa3      BBB-       140,987
    14,000     6.800% 04/01/11...........................................  Baa3      BBB-        15,972
    16,000     6.750% 04/15/12...........................................  Baa3      BBB-        18,262
                                                                                           ------------
                                                                                                621,221
                                                                                           ------------
             FOOD PRODUCTS -- 1.1%
   136,000   Kellogg Company,
               Series B,
               6.000% 04/01/06...........................................  Baa2      BBB        149,929
   141,000   Sara Lee Corporation,
               6.250% 09/15/11...........................................  A3        A+         163,185

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS -- (CONTINUED)
$   46,000   Tyson Foods, Inc.,
               7.250% 10/01/06...........................................  Baa3      BBB   $     51,371
   156,000   Unilever Capital Corporation,
               7.125% 11/01/10...........................................  A1        A+         189,005
                                                                                           ------------
                                                                                                553,490
                                                                                           ------------
             GAS -- 0.8%
   238,000   El Paso Natural Gas Company,
               6.750% 11/15/03...........................................  B1        B+         238,298
             Praxair, Inc.:
    34,000     4.750% 07/15/07...........................................  A3        BBB+        36,216
    51,000     6.500% 03/01/08...........................................  A3        BBB+        59,133
    54,000   SEMCO Energy, Inc.,
               7.125% 05/15/08@..........................................  Ba2       BB          56,430
                                                                                           ------------
                                                                                                390,077
                                                                                           ------------
             HEALTH CARE -- 0.5%
    75,000   Health Care Property Investors, Inc.,
               6.450% 06/25/12...........................................  Baa2      BBB+        81,605
             Wellpoint Health Networks Inc.:
   105,000     6.375% 06/15/06...........................................  Baa1      A-         117,748
    47,000     6.375% 01/15/12...........................................  Baa1      A-          53,616
                                                                                           ------------
                                                                                                252,969
                                                                                           ------------
             HEAVY MACHINERY -- 0.7%
   333,000   Case Corporation,
               Series B,
               6.250% 12/01/03...........................................  Ba2       BB         335,498
                                                                                           ------------
             HOUSEHOLD PRODUCTS -- 0.4%
    46,000   Elizabeth Arden, Inc.,
               Series B,
               11.750% 02/01/11..........................................  B2        B           51,290
    42,000   Proctor & Gamble Company,
               4.750% 06/15/07...........................................  Aa3       AA-         45,476
   106,000   Salton, Inc.,
               12.250% 04/15/08..........................................  B2        B          105,470
                                                                                           ------------
                                                                                                202,236
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             INDUSTRIAL -- 2.4%
$  386,000   Allied Waste North America Inc.,
               Series B,
               10.000% 08/01/09..........................................  B2        B+    $    410,125
   112,000   Browning-Ferris Industries, Inc.,
               7.875% 03/15/05...........................................  Ba3       BB-        115,360
    86,000   FiberMark, Inc.,
               10.750% 04/15/11..........................................  B2        B+          86,000
   308,000   The Scotts Company,
               8.625% 01/15/09...........................................  Ba3       B+         329,560
   133,000   USX Corporation,
               6.650% 02/01/06...........................................  Baa1      BBB+       147,994
   121,000   Waste Management, Inc.,
               7.375% 08/01/10...........................................  Ba1       BBB        145,191
                                                                                           ------------
                                                                                              1,234,230
                                                                                           ------------
             INSURANCE -- 0.8%
    45,000   MassMutual Global Funding II,
               2.550% 07/15/08@..........................................  Aa1       AAA         44,275
    39,000   Metlife, Inc.,
               6.500% 12/15/32...........................................  A2        A           44,505
    16,000   Nationwide Financial Services, Inc.,
               5.900% 07/01/12...........................................  A3        A-          17,667
    88,000   Principal Life Global,
               6.250% 02/15/12@..........................................  Aa3       AA          99,546
    29,000   Progressive Corporation,
               6.250% 12/01/32...........................................  A2        A+          32,288
   133,000   Prudential Funding LLC,
               6.600% 05/15/08@..........................................  A2        A+         153,725
    30,000   The Hartford Financial Service Group, Inc.,
               6.500% 12/15/32...........................................  A3        A-          29,974
                                                                                           ------------
                                                                                                421,980
                                                                                           ------------
             INTEGRATED OIL -- 0.6%
    96,000   Conoco Funding Company,
               6.350% 10/15/11...........................................  A3        A-         112,135
             PEMEX Master Trust:
    20,000     7.375% 12/15/14...........................................  Baa1      BBB-        21,900
   135,000     8.625% 02/01/22...........................................  Baa1      BBB-       154,238
    24,000   Valero Energy Corporation,
               6.875% 04/15/12...........................................  Baa3      BBB         27,206
                                                                                           ------------
                                                                                                315,479
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             LODGING AND RECREATION -- 1.2%
$   42,000   Boyd Gaming Corporation,
               7.750% 12/15/12...........................................  B1        B+    $     44,573
    41,000   Horseshoe Gaming Holding Corporation,
               Series B,
               8.625% 05/15/09...........................................  B2        B+          43,460
    88,000   Host Marriott Corporation,
               7.875% 08/01/08...........................................  Ba3       B+          89,320
    44,000   John Q Hamons Hotels, Inc.,
               8.875% 05/15/12...........................................  B2        B           46,200
   123,000   Mirage Resorts, Incorporated,
               7.250% 10/15/06...........................................  Ba1       BBB-       131,610
    41,000   Mohegan Tribal Gaming,
               8.000% 04/01/12...........................................  Ba3       BB-         44,280
             Station Casinos, Inc.:
   123,000     8.875% 12/01/08...........................................  B2        B+         129,150
    82,000     9.875% 07/01/10...........................................  B2        B+          90,200
                                                                                           ------------
                                                                                                618,793
                                                                                           ------------
             MEDIA AND CABLE -- 2.4%
             AOL Time Warner Inc.:
    36,000     6.150% 05/01/07...........................................  Baa1      BBB+        40,497
    50,000     6.875% 05/01/12...........................................  Baa1      BBB+        57,081
   116,000     7.625% 04/15/31#..........................................  Baa1      BBB+       133,876
             AT&T Broadband Corporation:
    70,000     8.375% 03/15/13...........................................  Baa3      BBB         87,668
    42,000     9.455% 11/15/22...........................................  Baa3      BBB         57,435
    49,000   Clear Channel Communications, Inc.,
               6.000% 11/01/06...........................................  Ba2       BB+         53,656
             Comcast Cable Communications, Inc.:
    12,000     8.375% 11/01/05...........................................  Baa3      BBB         13,542
    66,000     7.125% 06/15/13...........................................  Baa3      BBB         77,113
             Comcast Corporation:
    16,000     5.850% 01/15/10...........................................  Baa3      BBB         17,605
     5,000     5.500% 03/15/11...........................................  Baa3      BBB          5,345
    70,000   Cox Communications Inc.,
               7.750% 11/01/10#..........................................  Baa2      BBB         85,624
    25,000   Cox Enterprises, Inc.,
               4.375% 05/01/08@..........................................  Baa1      BBB         25,996
   172,000   Echostar DBS Corporation,
               9.375% 02/01/09...........................................  Ba3       BB-        183,395
    48,000   Gannett Company, Inc.,
               6.375% 04/01/12...........................................  A2        A           56,223
    16,000   Liberty Media Corporation,
               5.700% 05/15/13...........................................  Baa3      BBB-        16,264

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             MEDIA AND CABLE -- (CONTINUED)
$   93,000   News America Holdings,
               8.150% 10/17/36...........................................  Baa3      BBB-  $    114,837
   107,000   Sinclair Broadcast Group, Inc.,
               8.000% 03/15/12@..........................................  B2        B          113,153
             Time Warner Inc.,
    22,000     8.110% 08/15/06...........................................  Baa1      BBB+        25,293
             Viacom Inc.:
    22,000     6.625% 05/15/11...........................................  A3        A-          25,952
    15,000     7.875% 07/30/30...........................................  A3        A-          19,599
                                                                                           ------------
                                                                                              1,210,154
                                                                                           ------------
             MEDICAL DEVICES & SUPPLIES -- 0.1%
    53,000   Cardinal Health Inc.,
               6.750% 02/15/11...........................................  A2        A           62,899
                                                                                           ------------
             METALS & MINING -- 1.1%
    67,000   Alcoa Inc.,
               7.375% 08/01/10#..........................................  A2        A           81,174
    50,000   Arch West Finance LLC,
               6.750% 07/01/13@..........................................  Ba2       BB+         51,250
   160,000   Compass Minerals Group Inc.,
               10.000% 08/15/11..........................................  B3        B          179,200
    31,000   Rio Tinto Finance USA Ltd.,
               2.625% 09/30/08...........................................  Aa3       A+          30,432
   231,000   Ryerson Tull, Inc.,
               9.125% 07/15/06...........................................  B1        B          224,359
                                                                                           ------------
                                                                                                566,415
                                                                                           ------------
             NATURAL GAS PIPELINES -- 1.4%
   147,000   Kinder Morgan, Inc.,
               6.650% 03/01/05#..........................................  Baa2      BBB        157,714
   100,000   Southern Natural Gas Company,
               8.875% 03/15/10@..........................................  B1        B+         109,000
             The Williams Companies, Inc.:
   208,000     9.250% 03/15/04...........................................  B3        B+         213,200
   168,000     8.875% 03/15/10...........................................  B1        B+         163,800
    83,000     8.625% 06/01/10...........................................  B3        B+          86,735
                                                                                           ------------
                                                                                                730,449
                                                                                           ------------
             OILFIELD SERVICES -- 2.7%
             Anadarko Finance Company, Series B:
    49,000     6.750% 05/01/11#..........................................  Baa1      BBB+        57,433
    86,000     7.500% 05/01/31#..........................................  Baa1      BBB+       108,032
   108,000   Chesapeake Energy Corporation,
               7.500% 09/15/13@..........................................  Ba3       B+         114,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             OILFIELD SERVICES -- (CONTINUED)
$  113,000   The Houston Exploration Company,
               7.500% 09/15/13@..........................................  B2        B+    $    116,673
   122,000   Magnum Hunter Resources, Inc.,
               10.000% 06/01/07..........................................  B2        B+         126,270
   265,000   Parker Drilling Company,
               9.750% 11/15/06...........................................  B1        B+         272,950
    86,000   Pioneer Natural Resources Company,
               6.500% 01/15/08...........................................  Ba1       BB+         93,664
   158,000   Pogo Producing Company,
               8.750% 05/15/07...........................................  Ba3       BB         162,740
   260,000   Pride International, Inc.,
               9.375% 05/01/07...........................................  Ba2       BB         268,450
    49,000   XTO Energy, Inc.,
               7.500% 04/15/12...........................................  Ba2       BB          55,615
                                                                                           ------------
                                                                                              1,376,577
                                                                                           ------------
             PACKAGING & CONTAINERS -- 1.0%
             Owens-Illinois, Inc.:
   195,000     7.150% 05/15/05...........................................  B3        B+         199,875
   100,000     8.875% 02/15/09...........................................  B2        BB         108,500
   195,000   Riverwood International Company,
               10.875% 04/01/08..........................................  Caa1      CCC+       199,875
                                                                                           ------------
                                                                                                508,250
                                                                                           ------------
             PAPER & FOREST PRODUCTS -- 2.7%
   258,000   Fort James Corporation,
               6.700% 11/15/03...........................................  Ba2       BB+        259,935
             Georgia-Pacific Corporation:
   313,000     7.375% 07/15/08@..........................................  Ba2       BB+        317,695
   117,000     9.375% 02/01/13@..........................................  Ba2       BB+        128,993
             Louisiana-Pacific Corporation:
    87,000     8.500% 8/15/05............................................  Ba1       BB-         93,960
   484,000     10.875% 11/15/08..........................................  Ba2       B+         551,760
                                                                                           ------------
                                                                                              1,352,343
                                                                                           ------------
             PHARMACEUTICALS -- 0.1%
    46,000   Pharmacia Corporation,
               6.600% 12/01/28...........................................  A1        AAA         55,839
                                                                                           ------------
             PUBLISHING & ADVERTISING -- 0.1%
    45,000   Knight-Ridder, Inc.,
               7.125% 06/01/11...........................................  A2        A           54,173
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             RAILROADS, TRUCKING & SHIPPING -- 0.5%
$   79,000   Burlington Northern Santa Fe Corporation,
               6.750% 07/15/11#..........................................  Baa2      BBB+  $     92,497
   153,000   FedEx Corporation,
               6.625% 02/12/04#..........................................  Baa2      BBB        157,742
                                                                                           ------------
                                                                                                250,239
                                                                                           ------------
             REAL ESTATE -- 0.4%
             Corrections Corporation of America:
    54,000     9.875% 05/01/09...........................................  B1        B           60,278
    54,000     7.500% 05/01/11...........................................  B1        B           56,430
    64,000   EOP Operating LP,
               7.000% 07/15/11#..........................................  Baa1      BBB+        74,276
    11,000   ERP Operating LP,
               5.200% 04/01/13...........................................  Baa1      BBB+        11,503
                                                                                           ------------
                                                                                                202,487
                                                                                           ------------
             STEEL -- 0.8%
   178,000   Earle M. Jorgensen Company,
               9.750% 06/01/12...........................................  B2        B-         188,680
   174,000   Oregon Steel Mills, Inc.,
               10.000% 07/15/09..........................................  B1        B+         156,600
    78,000   Russel Metals, Inc.,
               10.000% 06/01/09..........................................  B1        B+          83,850
                                                                                           ------------
                                                                                                429,130
                                                                                           ------------
             TELECOMMUNICATIONS -- 2.3%
             AT&T Wireless Services Inc.:
    26,000     8.125% 05/01/12...........................................  Baa2      BBB         31,326
    25,000     8.750% 03/01/31...........................................  Baa2      BBB         30,902
    89,000   Bellsouth Telecommunications,
               6.375% 06/01/28#..........................................  Aa2       A+          99,268
             Citizens Communications Company:
    20,000     9.250% 05/15/11...........................................  Baa2      BBB         25,879
    10,000     9.000% 08/15/31...........................................  Baa2      BBB         13,474
    80,000   Nextel Communications, Inc.,
               9.375% 11/15/09...........................................  B3        B           85,900
    45,000   SBC Communications Inc.,
               6.250% 03/15/11...........................................  A1        A+          51,608
             Sprint Capital Corporation:
    15,000     6.125% 11/15/08...........................................  Baa3      BBB-        16,280
    89,000     8.375% 03/15/12...........................................  Baa3      BBB-       106,561
    72,000     6.900% 05/01/19...........................................  Baa3      BBB-        75,416
    32,000   Tele-Communications, Inc.,
               9.875% 06/15/22...........................................  Baa3      BBB         43,626

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             TELECOMMUNICATIONS -- (CONTINUED)
$  107,000   Triton PCS, Inc.,
               8.500% 06/01/13@..........................................  B2        B+    $    115,025
     7,000   Verizon Global Funding Corporation,
               7.750% 12/01/30...........................................  A2        A+           8,865
   120,000   Verizon New England Inc.,
               6.500% 09/15/11...........................................  Aa3       A+         139,241
   186,000   Verizon Pennsylvania,
               Series A,
               5.650% 11/15/11#..........................................  Aa3       A+         205,265
   113,000   Voicestream Wireless Company,
               10.375% 11/15/09..........................................  Ba3       BBB+       131,363
                                                                                           ------------
                                                                                              1,179,999
                                                                                           ------------
             TOBACCO -- 0.3%
   145,000   DIMON Inc.,
               9.625% 10/15/11#..........................................  Ba3       BB         159,500
                                                                                           ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $25,239,174)........................................................    26,196,703
                                                                                           ------------
             FOREIGN BONDS AND NOTES -- 6.0%
   297,000   Ainsworth Lumber,
               12.500% 07/15/07..........................................  B3        B-         335,610
    32,000   BHP Finance UST Ltd.,
               4.800% 04/15/13...........................................  A2        A           33,364
             British Telecommunications plc:
    34,000     8.125% 12/15/10...........................................  Baa1      A-          42,999
    16,000     8.625% 12/15/30...........................................  Baa1      A1          21,833
    67,000   Canadian National Railway Company
               6.900% 07/15/28...........................................  Baa1      BBB+        79,493
             Deutsche Telekom International BV:
    96,000     8.500% 06/15/10...........................................  Baa3      BBB+       117,924
    77,000     8.750% 06/15/30...........................................  Baa3      BBB+        98,105
             France Telecom SA:
   198,000     9.250% 03/01/11...........................................  Baa3      BBB        249,196
     8,000     10.000% 03/01/31..........................................  Baa3      BBB         11,069
    92,000   Government of Canada,
               5.250% 11/05/08...........................................  Aaa       AAA        103,857
    55,000   Hanson Overseas BV,
               6.750% 09/15/05...........................................  Baa1      BBB+        60,199
    88,000   Hellenic Republic,
               6.950% 03/04/08...........................................  A1        A          103,771
    14,000   Potash Corporation of Saskatchewan Inc.,
               4.875% 09/15/29...........................................  Baa2      BBB+        14,407

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


                                                                           MOODY'S   S&P
PRINCIPAL                                                                     RATINGS         MARKET
  AMOUNT                                                                    (UNAUDITED)       VALUE
-------------------------------------------------------------------------------------------------------
             FOREIGN BONDS AND NOTES -- (CONTINUED)
$  299,000   Nortel Networks Corporation,
               6.000% 09/01/03...........................................  B3        B     $    299,000
   194,000   Nova Chemicals Ltd.,
               7.000% 08/15/26...........................................  Ba2       BB+        194,243
    35,000   Petro-Canada,
               4.000% 07/15/13...........................................  Baa2      BBB         34,040
   123,000   Province of Quebec,
               7.500% 09/15/29...........................................  A1        A+         163,931
    81,000   Region of Lombardy,
               5.804% 10/25/32...........................................  Aa1       AA+         89,791
    30,000   Republic of Chile,
               5.804% 10/25/32...........................................  Baa1      A1          31,740
             Republic of Italy:
   152,000     6.000% 02/22/11...........................................  Aa2       NA         177,374
    64,000     6.875% 09/27/23...........................................  Aa2       AA          80,803
    36,000   Republic of Korea,
               8.875% 04/15/08...........................................  A3        A-          44,896
    11,000   Rogers Cable Inc.,
               6.250% 06/15/13...........................................  Ba2       BBB-        10,973
    63,000   Scotland International Finance BV,
               4.250% 05/23/13@..........................................  Aa3       AA-         62,746
   181,000   Stone Container Corporation,
               11.500% 08/15/06@.........................................  B2        B          193,218
   160,000   Telus Corporation,
               7.500% 06/01/07...........................................  Ba1       BBB        178,400
             United Mexican States:
   145,000     8.375% 01/14/11...........................................  Baa2      BBB-       173,710
    19,000     6.375% 01/16/13...........................................  Baa2      BBB-        20,140
    48,000     7.500% 04/08/33...........................................  Baa2      BBB-        50,904
                                                                                           ------------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $2,738,859).........................................................     3,077,736
                                                                                           ------------
             MORTGAGE-BACKED SECURITIES -- 7.5%
             COMMERCIAL MORTGAGE BACKED OBLIGATIONS (CMO) CERTIFICATES -- 0.5%
   252,000   Freddie Mac,
               Series 2458, Class PC,
               6.500% 02/15/26...........................................................       255,010
                                                                                           ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES -- 2.6%
    11,992     9.250% 08/01/08...........................................................        12,889
   167,000     6.500% 03/15/30...........................................................       170,478
 1,085,053     6.500% 11/01/32...........................................................     1,129,134
                                                                                           ------------
                                                                                              1,312,501
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
  AMOUNT                                                                                      VALUE
-------------------------------------------------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES -- 4.0%
$  585,000     5.250% 01/15/09...........................................................  $    656,850
    98,719     9.250% 09/01/10#..........................................................       109,286
   606,847     6.000% 09/01/16#..........................................................       633,397
   239,000     6.500% 05/15/29...........................................................       245,739
   403,330     6.500% 08/25/29...........................................................       412,075
                                                                                           ------------
                                                                                              2,057,347
                                                                                           ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES -- 0.4%
     6,735     9.500% 07/15/09#..........................................................         7,310
   174,718     8.000% 09/15/24#..........................................................       188,423
                                                                                           ------------
                                                                                                195,733
                                                                                           ------------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $3,773,467).........................................................     3,820,591
                                                                                           ------------
             MUNICIPAL BONDS AND NOTES -- 0.6%
             CALIFORNIA -- 0.3%
   125,000     Beverly Hills, California Public Financing Authority, Lease Revenue,
                 Series 2003A, (MBIA Insured),
                 5.250% 06/01/13.........................................................       144,615
                                                                                           ------------
             OHIO -- 0.1%
    65,000     Ohio State Building Authority, Revenue Refunding, (Workers
                 Compensation Facilities Project)
                 Series 2003A, (FGIC Insured),
                 5.000% 04/01/13.........................................................        73,943
                                                                                           ------------
             OREGON -- 0.2%
    70,000     Oregon State Department Administrative Services,
                 Series 2003, (FSA Insured),
                 7.000% 11/01/32.........................................................        79,906
                                                                                           ------------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $272,736)...........................................................       298,464
                                                                                           ------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 31.0%
             FEDERAL FARM CREDIT BANK (FFCB) -- 0.5%
   165,000     2.375% 10/01/04...........................................................       167,413
    70,000     2.500% 03/15/06...........................................................        71,468
                                                                                           ------------
                                                                                                238,881
                                                                                           ------------
             FEDERAL HOME LOAN BANK (FHLB) -- 2.2%
   615,000     4.125% 01/14/05...........................................................       641,488
   235,000     5.125% 03/06/06...........................................................       255,848
   125,000     5.800% 09/02/08...........................................................       143,768
    60,000     4.500% 11/15/12...........................................................        63,270
                                                                                           ------------
                                                                                              1,104,374
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)


PRINCIPAL                                                                                     MARKET
  AMOUNT                                                                                      VALUE
-------------------------------------------------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 22.7%
$  745,000     3.500% 09/15/04...........................................................  $    766,039
   450,000     5.250% 06/15/06...........................................................       494,161
   490,000     4.375% 09/15/12...........................................................       512,861
 2,968,000     5.000% 02/01/18(a)........................................................     3,065,388
   220,000     7.250% 05/15/30...........................................................       289,942
    70,000     6.625% 11/15/30...........................................................        86,011
 3,033,000     6.500% 03/01/31(a)........................................................     3,161,902
 3,160,000     5.000% 02/01/33(a)........................................................     3,212,338
                                                                                           ------------
                                                                                             11,588,642
                                                                                           ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 5.6%
 2,750,000     5.500% 11/01/32(a)........................................................     2,862,578
                                                                                           ------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $15,750,600)........................................................    15,794,475
                                                                                           ------------
             U.S. TREASURY OBLIGATIONS -- 20.0%
             U.S. TREASURY NOTES -- 4.2%
   500,000     3.000% 01/31/04...........................................................       505,840
   200,000     1.625% 01/31/05...........................................................       201,375
   750,000     1.500% 02/28/05...........................................................       753,604
   650,000     4.625% 05/15/06...........................................................       704,615
                                                                                           ------------
                                                                                              2,165,434
                                                                                           ------------
             U.S. TREASURY STRIPS -- 15.8%
 2,350,000     Principal Only, 05/15/05..................................................     2,298,430
 1,300,000     Principal Only, 02/15/07..................................................     1,209,588
 2,000,000     Principal Only, 02/15/08..................................................     1,791,998
 2,000,000     Principal Only, 02/15/13..................................................     1,388,328
 2,825,000     Principal Only, 11/15/21..................................................     1,152,518
   700,000     Principal Only, 08/15/29..................................................       190,240
                                                                                           ------------
                                                                                              8,031,102
                                                                                           ------------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $10,191,896)........................................................    10,196,536
                                                                                           ------------
  SHARES
----------
             WARRANTS -- 0.0%+
               (Cost $0)
       301   Solutia Inc.,
               Expires 07/15/09=(b)......................................................           147
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF NET ASSETS (CONTINUED)              JUNE 30, 2003 (UNAUDITED)

PRINCIPAL                                                                                     MARKET
  AMOUNT                                                                                      VALUE
-------------------------------------------------------------------------------------------------------
             SHORT TERM INVESTMENTS -- 6.4%
             COMMERCIAL PAPER -- 6.4%
               (Cost $3,273,881)
$3,274,000   Eiffel Funding LLC,
               Discount note 07/01/03....................................................  $  3,273,881
                                                                                           ------------
             TOTAL INVESTMENTS
               (Cost $61,570,369*)................................................   123.7%   62,998,445
                                                                                           ------------
             OTHER ASSETS AND LIABILITIES (NET)...................................   (23.7)%
             Cash........................................................................  $        744
             Receivable for securities sold..............................................     3,822,976
             Dividends receivable........................................................         4,812
             Interest receivable.........................................................       586,686
             Payable for investment securities purchased.................................   (16,412,676)
             Investment advisory fee payable.............................................       (21,583)
             Accrued expenses and other liabilities......................................       (58,418)
                                                                                           ------------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)....................................   (12,077,459)
                                                                                           ------------
             NET ASSETS...........................................................   100.0% $ 50,920,986
                                                                                           ============
             NET ASSETS CONSIST OF:
             Capital stock -- $1.00 par value (shares authorized 5,000,000)..............  $  3,363,512
             Paid-in capital.............................................................    49,574,057
             Distributions in excess of net investment income............................      (387,215)
             Accumulated net realized loss on investments sold...........................    (3,057,444)
             Net unrealized appreciation of investments..................................     1,428,076
                                                                                           ------------
             NET ASSETS..................................................................  $ 50,920,986
                                                                                           ============
             Net asset value per share ($50,920,986 / 3,363,512 shares of capital stock
               outstanding)..............................................................  $      15.14
                                                                                           ============

---------------

 * Federal income tax information (see Note 4).

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 # All or a portion of security segregated as collateral for TBA.

 + Amount represents less than 0.1%.

 = Non-income producing security.

(a)TBA -- Securities purchased on a forward commitment basis.

(b)Fair valued security.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

Hatteras Income Securities, Inc.

  STATEMENT OF OPERATIONS (UNAUDITED)


For the six months ended June 30, 2003

INVESTMENT INCOME:
Interest....................................................    $1,218,763
Dividend....................................................         4,812
                                                                ----------
                                                                 1,223,575
                                                                ----------
EXPENSES:
Investment advisory fee.....................................       129,718
Transfer agent fees.........................................        30,503
Legal and audit fees........................................        34,638
Printing expense............................................        21,788
Directors' fees and expenses................................        13,393
Custodian fees..............................................         6,530
Other.......................................................        15,807
                                                                ----------
    Total expenses..........................................       252,377
Fees reduced by credits allowed by the custodian............          (100)
                                                                ----------
    Net expenses............................................       252,277
                                                                ----------
NET INVESTMENT INCOME.......................................       971,298
                                                                ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments sold................       956,180
Net change in unrealized appreciation/(depreciation) of
  investments...............................................       769,015
                                                                ----------
Net realized and unrealized gain/(loss) on investments......     1,725,195
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $2,696,493
                                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  STATEMENT OF CHANGES IN NET ASSETS


                                                                SIX MONTHS
                                                                  ENDED
                                                                6/30/2003          YEAR ENDED
                                                               (UNAUDITED)          12/31/02
                                                              ---------------------------------
Net investment income.......................................  $      971,298     $    2,476,951
Net realized gain/(loss) on investments.....................         956,180            435,502
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         769,015            262,682
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................       2,696,493          3,175,135
Distributions to shareholders from net investment income....      (1,311,785)        (3,133,966)
Distributions from return of capital........................              --            (78,209)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................       1,384,708            (37,040)
                                                              --------------     --------------
NET ASSETS:
Beginning of period.........................................      49,536,278         49,573,318
                                                              --------------     --------------
End of period...............................................  $   50,920,986     $   49,536,278
                                                              ==============     ==============
Distributions in excess of net investment income at end of
  period....................................................  $     (387,215)    $      (46,728)
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

Hatteras Income Securities, Inc.

  FINANCIAL HIGHLIGHTS


Selected data for each share of capital stock outstanding throughout each period:

                                     SIX MONTHS
                                       ENDED              YEAR            YEAR           YEAR          YEAR          YEAR
                                      6/30/03             ENDED           ENDED         ENDED         ENDED         ENDED
                                   (UNAUDITED)(A)      12/31/02(A)      12/31/01*      12/31/00      12/31/99      12/31/98
                                   ----------------------------------------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of
  period.....................         $ 14.73            $ 14.74         $ 14.78       $ 14.65       $ 16.14       $ 16.11
                                      -------            -------         -------       -------       -------       -------
Income from investment
  operations:
Net investment income........            0.29               0.74            0.92          0.92          1.10          1.11
Net realized and unrealized
  gain/(loss) on
  investments................            0.51               0.21            0.06          0.29         (1.47)         0.03
                                      -------            -------         -------       -------       -------       -------
Net increase/(decrease) in
  net assets resulting from
  investment operations......            0.80               0.95            0.98          1.21         (0.37)         1.14
Distributions:
Dividends from net investment
  income.....................           (0.39)             (0.94)          (1.02)        (1.06)        (1.12)        (1.11)
Dividends from return of
  capital....................              --              (0.02)             --         (0.02)           --            --
                                      -------            -------         -------       -------       -------       -------
Total distributions..........           (0.39)             (0.96)          (1.02)        (1.08)        (1.12)        (1.11)
                                      -------            -------         -------       -------       -------       -------
Net asset value, end of
  period.....................         $ 15.14            $ 14.73         $ 14.74       $ 14.78       $ 14.65       $ 16.14
                                      =======            =======         =======       =======       =======       =======
Market value, end of
  period.....................         $13.900            $13.670         $13.840       $13.310       $11.875       $15.125
                                      =======            =======         =======       =======       =======       =======
Total return++...............            4.58%              5.77%          11.84%        21.94%       (14.70)%       10.46%
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period
  (000)......................         $50,921            $49,536         $49,573       $49,697       $49,289       $54,294
Ratio of operating expenses
  to average net assets......            1.02%+             1.00%#          1.00%         0.96%         0.90%         0.91%
Ratio of operating expenses
  to average net assets
  without fees reduced by
  credits allowed by the
  custodian..................            1.02%+#            1.00%#          1.01%         1.08%         0.91%         0.92%
Ratio of net investment
  income to average net
  assets.....................            3.91%+             5.06%           6.16%         6.39%         7.21%         6.86%
Portfolio turnover rate......          223.15%            534.20%         336.26%       159.26%        60.28%        72.04%

---------------
 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.

 * As required, effective January 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.12, decrease net realized and unrealized gains and losses per share by $0.12, and increase the ratio of net investment income to average net assets from 5.38% to 6.16%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

 # The effect of the custodial expense offset (see Note 2) on the operating expense ratio was less than 0.01%.

(a)Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Hatteras Income Securities, Inc.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Hatteras Income Securities, Inc. (the "Company") is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Company's investment objective is to seek as high a level of current income as is consistent with prudent investment risk.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis.

When-issued/delayed-delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Company enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Dollar rolls: The Company may enter into dollar rolls in which the Company sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Company forgoes principal and interest paid on the securities. The Company's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any differences between the purchase and sale price is recorded as a realized gain or loss on the

Hatteras Income Securities, Inc.

trade date of the sale transaction. The Company had dollar rolls outstanding as of June 30, 2003, which are included in Payable for investment securities purchased on its Statement of net assets. The Company maintains a segregated account of U.S. Government securities or other liquid assets, the dollar value of which is equal to its obligation with respect to dollar rolls.

Dividends and distributions to shareholders: It is the Company's policy to declare and pay distributions from net investment income monthly to shareholders. The Company expects that all or a portion of net capital gains, if any, will be distributed to shareholders annually. Dividends and distributions to shareholders are recorded on ex-dividend date. The Company may elect to retain net long-term gains and pay corporate income tax thereon, which will result in federal tax consequences to shareholders. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2.  INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE AND OTHER RELATED PARTY
    TRANSACTIONS

The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), dated January 1, 2003, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Company. Pursuant to the investment advisory agreement, the Company pays BACAP an annual fee equal to the sum of (i) 0.45% per annum of the first $75,000,000 of the average weekly net assets and at a reduced rate for net assets in excess of that amount, and (ii) 1.5% of the Company's gross income. The fee is computed and accrued weekly and paid monthly. The agreement provides that if certain recurring expenses, including the advisory and management fee, exceed 1.5% of the first $30,000,000 in average net assets annually and 1.0% of average net assets in excess thereof (or pro-rata portion for any fraction of the year), the investment advisory fee will be reduced by the amount by which such expenses exceed the limitation. There was no reduction in the fee for the six months ended June 30, 2003.

Effective January 1, 2003, BACAP serves as adviser to the Company without a sub-adviser.

The Bank of New York ("BNY") serves as the custodian of the Company's assets. For the six months ended June 30, 2003, expenses of the Company were reduced by $100 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

Mellon Investor Services LLC ("Mellon") serves as the transfer agent and dividend disbursing agent for the Company.

Hatteras Income Securities, Inc.

No officer, director or employee of Bank of America or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

3.  PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of securities (excluding short term securities) are summarized as follows:

                                                                PURCHASES          SALES
                                                              ------------------------------
Corporate Bonds.............................................  $ 86,785,005     $ 90,106,448
U.S. Government and Agencies (Long-Term)....................    27,734,374       23,085,173
Foreign Bonds...............................................     3,250,163        1,472,634
                                                              ------------     ------------
    Total...................................................  $117,769,542     $114,664,255
                                                              ============     ============

4.  INCOME TAXES

Information on the tax components of capital at June 30, 2003 is as follows:

Cost of investments for tax purposes........................  $61,570,369
Gross tax unrealized appreciation...........................    1,618,054
Gross tax unrealized depreciation...........................     (189,978)
Net tax unrealized appreciation on investments..............    1,428,076

At December 31, 2002, approximately $3,753,257 was available to offset future capital gains of which $75,218 expires in 2005, $1,308,654 expires in 2007 and $2,369,385 expires in 2008. Management does not plan to distribute to shareholders any future net realized gains on investments until the capital loss carryforwards are used or expired. The Company utilized $60,643 of capital loss carryforwards during the year.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2002, the Company has elected to defer losses of $229,292 under these rules.

Hatteras Income Securities, Inc.

  DIVIDEND REINVESTMENT PLAN


DIVIDEND REINVESTMENT PLAN

The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed Mellon (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by Mellon, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record day of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment adviser of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's

Hatteras Income Securities, Inc.

account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or (ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange plus estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or in cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Mellon Investor Services, LLC, Agent for Hatteras Income Securities, Inc., Dividend Reinvestment Department, P.O. Box 3315, South Hackensack, New Jersey 07606, 1.800.851.9677.

Hatteras Income Securities, Inc.

  ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)


On April 24, 2003, the Company held its Annual Meeting of Stockholders. William
H. Grigg, Thomas F. Keller and A. Max Walker were elected as Directors of the Company with respective terms to expire in 2004, by the following votes:

                                        WILLIAM H. GRIGG   THOMAS F. KELLER   A. MAX WALKER
Shares voted in favor.................     3,054,222          3,054,222         3,054,222
Shares withheld.......................        25,986             25,986            25,986

ITEM 2.  CODE OF ETHICS.
          Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
          Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not Applicable.

ITEM 5.-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not Applicable.

ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) EX-99.CERT
                A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          (b)   EX-99.906CERT
                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Income Securities, Inc.
            ------------------------------------------------

By:  /s/ Robert H. Gordon
     Robert H. Gordon
     President

Date:  September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Robert H. Gordon
     Robert H. Gordon
     President

Date:  September 8, 2003


By:  /s/ Edward D. Bedard
     Edward D. Bedard
     Chief Financial Officer

Date:  September 8, 2003



* Print the name and title of each signing officer under his or her signature.